Organization and Nature of Business (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment reporting
Accumulated losses	$ (870,869,000)	$ (971,481,000)
Cash and cash equivalents	283,589,000	313,278,000
Short-term investments	602,747,000	317,718,000
Unutilized bank borrowing facilities	68,069,000	140,289,000
Shanghai Hutchison Pharmaceuticals Limited ("SHPL")
Segment reporting
Proceeds from Dividends Received	$ 42,308,000	$ 43,718,000	$ 49,872,000